BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Biological Assets [Abstract]
Current	$ 275,792	$ 315,924
Non-current	3,393,634	3,336,339
Total	$ 3,669,426	$ 3,652,263	$ 3,766,942